ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS - Measurement inputs (Details)	Dec. 31, 2022 USD ($) ¥ / shares	Jun. 30, 2022 USD ($) ¥ / shares	Jun. 14, 2021 ¥ / shares USD ($)	Jun. 30, 2020	May 26, 2020
Share price
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input | ¥ / shares	1.26	0.66	5.01
Risk free interest rate
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input	4.11	3.00	0.90	0.35	0.40
volatility
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input	108	109	111	104.26	99.50
Exercise price
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input	0.0624	0.0624	0.0624
Warrant life
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input | $	3.96	4.46	5.50